Basis of preparation and presentation of Consolidated Financial Statements (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Somos Sistemas de Ensino S.A. ("Somos Sistemas")
The Company
Interest %		100.00%	100.00%
A & R Comercio e Serviços de Informática Ltda. ("Pluri")
The Company
Interest %	[1]	0.00%	100.00%
Colégio Anglo São Paulo Ltda. (“Anglo São Paulo”)
The Company
Interest %		100.00%	100.00%
Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. (“Phidelis”)
The Company
Interest %	[1]	0.00%	100.00%
MVP Consultoria e Sistemas Ltda. (“MVP”)
The Company
Interest %		100.00%	100.00%
Sociedade Educacional da Lagoa Ltda (“SEL”)
The Company
Interest %		100.00%	100.00%
EMME – Produções de Materiais em Multimídia Ltda ("EMME")
The Company
Interest %		100.00%	100.00%
Escola Start Ltda. ("Start")
The Company
Interest %		51.00%	51.00%

[1]	On October 01, 2024, the entity A & R Comercio e Serviços de Informática Ltda. was merged into Somos Sistemas de Ensino S.A., and the entity Phidelis Tecnologia Desenvolvimento de Sistemas Ltda was merged into MVP Consultoria e Sistemas Ltda.